Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0001 per share
Amount Registered | shares	4,636,590
Proposed Maximum Offering Price per Unit	0.2566
Maximum Aggregate Offering Price	$ 1,189,748.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 164.30
Offering Note	The Class A ordinary shares registered hereby may be represented by the Registrant’s American depositary shares (“ADSs”), with one ADS representing three Class A ordinary shares, par value $0.0001 per share. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-287259).

Represents Class A ordinary shares issuable upon vesting or exercise of options and pursuant to other awards granted under the 2026 Share Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Plan.

These Class A ordinary shares are reserved for future award grants under the Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on $0.77 per ADS, the average of the high and low prices for the Registrant’s ADSs as quoted on the Nasdaq Global Market on July 23, 2026, and adjusted for ADS to Class A ordinary share ratio.